ACQUISITIONS AND FORECLOSURES (Campus Club Apartments – Tampa, Florida) (Details) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012	Oct. 21, 2011 Campus Club Apartments - Tampa, Florida [Member]	Dec. 31, 2012 Campus Club Apartments - Tampa, Florida [Member]	Feb. 21, 2012 Campus Club Apartments - Tampa, Florida [Member]
Business Acquisition [Line Items]
Number of months from date of foreclosure to finalize valuation	12 months
Contract purchase price		$ 8,300,000
Payment of acquisition fees		176,000
Acquisition fee, percentage		2.00%
Increase in fair value recorded			688,000
Rental property:
Land				1,650,000
Buildings				5,965,000
Site Improvements				285,000
Personal Property				200,000
Rental property				8,100,000
Acquired intangibles − in-place leases				435,000
Fair value assigned				$ 8,535,000